Note 29 - Treasury Shares Treasury Stock - Treasury Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Treasury Share Reconciliation Line Items
Treasury shares Balance at beginning	€ 96	€ 48	€ 309
Number of treasury shares at the beginning	13,339,582	7,230,787	38,917,665
Changes in treasury shares abstract
Purchase of treasury shares	€ 1,683	€ 1,674	€ 2,004
Sale or cancellation of treasury shares	(1,505)	(1,622)	(2,263)
Treasury Shares Derivatives On Shares	0	(4)	(1)
Treasury Shares Other Changes	23	0	0
Shares In Entity Held By Entity Or By ItsSubsidiaries Or Associates millions of euros	0	0	22
Treasury Shares Held By Corporacion General Financiera S.A	296	96	26
Treasury Shares Held By Other Subsidiaries	0	0	0
Treasury Shares Average Purchase Price In Euros	0	0	0
Treasury Shares Average Selling Price In Euros	0	0	0
Treasury Shares Net Gain Or Losses On Transactions	€ (24)	€ 1	€ (30)
Purchases of treasury shares number of shares	279,903,844	238,065,297	379,850,939
Sales and other changes treasury shares number of shares	(245,985,735)	(231,956,502)	(411,537,817)
Treasury shares derivatives on shares number of shares	0	0	0
Treasury shares other changes number of shares	0	0	0
Shares In Entity Held By Entity Or By Its Subsidiaries Or Associate	0	0	2,789,894
Treasury Shares Held By Corporacion General Financiera S A number of shares	47,257,691	13,339,582	4,440,893
Held by other subsidiaries number of shares	0	0	0
Average purchase price in Euros number of shares	6.11	7.03	5.27
Treasury Shares Average Selling Price In Euros number of shares	6.25	6.99	5.5
Treasury shares Balance at the end	€ 296	€ 96	€ 48
Number of treasury shares	13,339,582	7,230,787	38,917,665	47,257,691